Fair value of financial assets and liabilities (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Fair value of financial assets and liabilities
Financial Assets Measured At Fair Value Through Profit Or Loss		R$ 32,342,305		R$ 43,711,800
Debt instruments		3,735,075		3,171,746
Equity instruments		28,607,230		40,540,054		R$ 0
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading		57,020,903		68,852,314		0
Debt instruments		34,885,631		50,066,469		0
Equity instruments		2,029,470		766,333		0
Derivatives		20,105,802		18,019,512		0
Non-Trading Financial Assets Mandatorily Measured At Fair Value Through Profit Or Loss		171,453		917,477		0
Loans and advances to customers		0		619,180		0
Equity instruments		171,453		298,297		0
Financial Assets Measured At Fair Value Through Other Comprehensive Income		96,120,234		85,436,677
Debt instruments		95,962,927		85,395,691
Equity instruments		157,307		40,986
Financial assets held for trading						52,439,576
Debt instruments		0		0		34,879,681
Equity instruments		0		0		489,770
Derivatives		0		0		17,070,125
Other Financial Assets At Fair Value Through Profit Or Loss		0		0		1,692,057
Debt instruments		0		0		1,658,689
Equity instruments		0		0		33,368
Financial assets - available-for-sale		0		0		85,823,384
Debt instruments		0		0		84,716,747
Equity instruments		0		0		1,106,637
Hedging derivatives (assets)		339,932		343,934		192,763
Financial Liabilities Measured At Fair Value Through Profit Or Loss		46,064,670		50,938,992
Derivatives		22,229,017		18,243,315
Short positions		23,835,653		32,695,677		0
Financial liabilities held for trading		0		0		49,322,546
Derivatives		0		0		16,514,154
Short positions		0		0		32,808,392
Financial Liabilities Measured At Fair Value Through Profit Or Loss		5,319,416
Other Financial Liabilities		5,319,416
Hedging derivatives (liabilities)		200,961		223,520		163,332
Level 1
Fair value of financial assets and liabilities
Financial Assets Measured At Fair Value Through Profit Or Loss	[1]	975,393		2,660,859
Debt instruments	[1]	975,393		2,660,859
Equity instruments	[1]	0		0
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading	[1]	35,057,803		49,855,112
Debt instruments	[1]	33,028,333		49,094,924
Equity instruments	[1]	2,029,470		757,843
Derivatives	[1]	0		2,345
Non-Trading Financial Assets Mandatorily Measured At Fair Value Through Profit Or Loss	[1]	143,077		142,732
Loans and advances to customers	[1]	0		0
Equity instruments	[1]	143,077		142,732
Financial Assets Measured At Fair Value Through Other Comprehensive Income	[1]	93,555,527		83,283,924
Debt instruments	[1]	93,531,617		83,253,117
Equity instruments	[1]	23,910		30,807
Financial assets held for trading						34,380,542
Debt instruments						33,891,360
Equity instruments						489,182
Derivatives						0
Other Financial Assets At Fair Value Through Profit Or Loss		0	[1]			1,593,951
Debt instruments		0	[1]			1,593,951
Equity instruments						0
Financial assets - available-for-sale						79,301,016
Debt instruments						78,335,629
Equity instruments						965,387
Hedging derivatives (assets)		0	[1]	0	[1]	0
Financial Liabilities Measured At Fair Value Through Profit Or Loss	[1]	0		32,697,510
Derivatives	[1]	0		1,833
Short positions	[1]	0		32,695,677
Financial liabilities held for trading						32,808,392
Derivatives						0
Short positions						32,808,392
Financial Liabilities Measured At Fair Value Through Profit Or Loss	[1]	0
Other Financial Liabilities	[1]	0
Hedging derivatives (liabilities)		0	[1]	0	[1]	0
Level 2
Fair value of financial assets and liabilities
Financial Assets Measured At Fair Value Through Profit Or Loss		28,739,507		40,540,054
Debt instruments		132,277		0
Equity instruments		28,607,230		40,540,054
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading		21,247,552		17,626,932
Debt instruments		1,726,441		432,910
Equity instruments		0		8,490
Derivatives		19,521,111		17,185,532
Non-Trading Financial Assets Mandatorily Measured At Fair Value Through Profit Or Loss		627		619,798
Loans and advances to customers		0		619,180
Equity instruments		627		618
Financial Assets Measured At Fair Value Through Other Comprehensive Income		1,612,741		1,442,797
Debt instruments		1,612,741		1,442,797
Equity instruments		0		0
Financial assets held for trading						18,059,034
Debt instruments						988,321
Equity instruments						588
Derivatives						17,070,125
Other Financial Assets At Fair Value Through Profit Or Loss		0				64,738
Debt instruments		0				64,738
Equity instruments						0
Financial assets - available-for-sale						6,382,225
Debt instruments						6,381,118
Equity instruments						1,107
Hedging derivatives (assets)		339,932		343,934		192,763
Financial Liabilities Measured At Fair Value Through Profit Or Loss		45,499,913		17,600,024
Derivatives		21,664,260		17,600,024
Short positions		23,835,653		0
Financial liabilities held for trading						16,514,154
Derivatives						16,514,154
Short positions						0
Financial Liabilities Measured At Fair Value Through Profit Or Loss		3,719,416
Other Financial Liabilities		3,719,416
Hedging derivatives (liabilities)		200,961		223,520		163,332
Level 3
Fair value of financial assets and liabilities
Financial Assets Measured At Fair Value Through Profit Or Loss		2,627,405		510,887
Debt instruments		2,627,405		510,887
Equity instruments		0		0
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading		715,548		1,370,270
Debt instruments		130,857		538,635
Equity instruments		0		0
Derivatives		584,691		831,635
Non-Trading Financial Assets Mandatorily Measured At Fair Value Through Profit Or Loss		27,749		154,947
Loans and advances to customers		0		0
Equity instruments		27,749		154,947
Financial Assets Measured At Fair Value Through Other Comprehensive Income		951,966		709,956
Debt instruments		818,569		699,777
Equity instruments		133,397		10,179
Financial assets held for trading						0
Debt instruments						0
Equity instruments						0
Derivatives						0
Other Financial Assets At Fair Value Through Profit Or Loss		0				33,368
Debt instruments		0				0
Equity instruments						33,368
Financial assets - available-for-sale						140,143
Debt instruments						0
Equity instruments						140,143
Hedging derivatives (assets)		0		0		0
Financial Liabilities Measured At Fair Value Through Profit Or Loss		564,757		641,458
Derivatives		564,757		641,458
Short positions		0		0
Financial liabilities held for trading						0
Derivatives						0
Short positions						0
Financial Liabilities Measured At Fair Value Through Profit Or Loss		1,600,000
Other Financial Liabilities		1,600,000
Hedging derivatives (liabilities)		R$ 0		R$ 0		R$ 0

[1]	There was no transfer between levels 1 and 2.